BNY Mellon Bond Fund
SCHEDULE OF INVESTMENTS
May 31, 2026 (Unaudited)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Asset-Backed Securities — 9.4%
Asset-Backed Certificates — 5.6%
Affirm Master Trust, Ser. 2026-2A, Cl. A(a)	4.67	4/16/2035	1,495,000	1,494,544
ALLO Issuer LLC, Ser. 2026-1A, Cl. A2(a)	5.61	6/20/2056	2,300,000	2,331,239
Aqua Finance Issuer Trust, Ser. 2026-A, Cl. A(a)	4.76	4/17/2051	1,028,344	1,023,344
Barings Equipment Finance LLC, Ser. 2025-A, Cl. A4(a)	5.02	6/13/2050	906,000	922,323
BHG Owner Loan Trust, Ser. 2026-1CON, Cl. A(a)	4.81	6/17/2036	2,744,000	2,735,855
Castlelake Aircraft Structured Trust, Ser. 2026-2A, Cl. A(a)	5.33	4/15/2051	687,531	682,653
CLI Funding VI LLC, Ser. 2020-3A, Cl. A(a)	2.07	10/18/2045	64,405	60,454
CNH Equipment Trust, Ser. 2026-B, Cl. A3	4.59	9/15/2031	2,208,000	2,218,525
DataBank Issuer II LLC, Ser. 2025-1A, Cl. A2(a)	5.18	9/27/2055	7,223,000	7,106,208
DB Master Finance LLC, Ser. 2026-1A, Cl. A2I(a)	5.20	5/20/2056	1,208,118	1,212,648
Dell Equipment Finance Trust, Ser. 2025-1, Cl. B(a)	4.96	2/24/2031	1,135,000	1,144,985
Dell Equipment Finance Trust, Ser. 2025-2, Cl. B(a)	4.34	3/24/2031	613,000	610,463
Dell Equipment Finance Trust, Ser. 2026-1A, Cl. B(a)	4.65	12/22/2031	750,000	750,160
GreenSky Home Improvement Issuer Trust, Ser. 2026-REV1, Cl. A(a)	4.93	5/15/2041	863,000	867,113
Instar Leasing V LLC, Ser. 2026-1A, Cl. A(a)	5.25	4/17/2056	843,000	835,291
Lightpath Fiber Issuer LLC, Ser. 2026-1A, Cl. A2(a)	5.60	3/25/2056	3,200,000	3,205,016
Merit DAC, Ser. 2026-1A, Cl. A(a)	4.85	2/15/2040	1,904,267	1,876,202
MetroNet Infrastructure Issuer LLC, Ser. 2025-4A, Cl. A2(a)	5.16	12/20/2055	3,561,000	3,555,451
MetroNet Infrastructure Issuer LLC, Ser. 2026-1A, Cl. A2(a)	5.27	4/20/2056	585,268	587,310
MMAF Equipment Finance LLC, Ser. 2024-A, Cl. A4(a)	5.10	7/13/2049	93,246	95,039
Mtp Abs Funding LLC, Ser. 2026-1A, Cl. A2(a)	5.20	4/25/2056	4,223,684	4,213,027
PK Alift Loan Funding 8 LP, Ser. 2026-1, Cl. A(a)	4.61	9/15/2043	859,000	840,777
Post Road Equipment Finance LLC, Ser. 2026-1A, Cl. A2(a)	4.47	1/18/2033	100,000	100,053
Reach Abs Trust, Ser. 2026-1A, Cl. B(a)	4.37	2/15/2033	5,000,000	4,978,511
RKTL, Ser. 2026-2A, Cl. B(a)	4.85	5/25/2035	1,150,000	1,153,962
SCF Equipment Leasing LLC, Ser. 2024-1A, Cl. A3(a)	5.52	1/20/2032	1,089,934	1,104,624
SCF Equipment Leasing LLC, Ser. 2025-1A, Cl. A3(a)	5.11	11/21/2033	1,435,000	1,453,637
SoFi Consumer Loan Program Trust, Ser. 2026-1, Cl. C(a)	4.74	12/26/2035	1,250,000	1,241,957
Store Master Funding I-VII XIV XIX XX XXII XXIV XXXIV XXXVII XXXVIII, Ser. 2026-1A, Cl. A1(a)	5.22	6/20/2056	4,200,161	4,207,003
Trinity Rail Leasing 2025 LLC, Ser. 2026-1A, Cl. A(a)	5.35	4/19/2056	1,809,900	1,803,010
Triton Container Finance IX LLC, Ser. 2026-1A, Cl. A(a)	5.26	5/20/2051	3,850,000	3,843,732
Verizon Master Trust, Ser. 2024-6, Cl. B	4.42	8/20/2030	3,965,000	3,968,407
Verizon Master Trust, Ser. 2024-7, Cl. C(a)	4.84	8/20/2032	1,000,000	999,181
Volvo Financial Equipment LLC, Ser. 2025-2A, Cl. A4(a)	4.06	6/15/2033	100,000	98,952
Zayo Issuer LLC, Ser. 2026-1A, Cl. A2(a)	5.55	4/20/2056	2,611,012	2,614,398
				65,936,054
Asset-Backed Certificates/Auto Receivables — 3.8%
Avis Budget Rental Car Funding AESOP LLC, Ser. 2022-1A, Cl. A(a)	3.83	8/21/2028	1,100,000	1,094,579
Avis Budget Rental Car Funding AESOP LLC, Ser. 2022-1A, Cl. B(a)	4.30	8/21/2028	2,500,000	2,491,206
CarMax Auto Owner Trust, Ser. 2026-1, Cl. D	4.93	1/18/2033	1,350,000	1,342,025
Carvana Auto Receivables Trust, Ser. 2024-P3, Cl. A4	4.31	9/10/2030	1,860,000	1,854,140
Carvana Auto Receivables Trust, Ser. 2024-P4, Cl. C	5.10	5/12/2031	2,150,000	2,146,971
Chase Auto Owner Trust, Ser. 2025-2A, Cl. B(a)	4.32	3/25/2031	2,500,000	2,482,885
Exeter Select Automobile Receivables Trust, Ser. 2026-1, Cl. A3	4.67	6/16/2031	1,000,000	1,003,765
Exeter Select Automobile Receivables Trust, Ser. 2026-1, Cl. C	5.37	10/15/2032	1,500,000	1,510,057
Ford Credit Auto Owner Trust, Ser. 2026-1, Cl. A(a)	4.32	8/15/2038	5,000,000	4,954,272

SCHEDULE OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Asset-Backed Securities — 9.4% (continued)
Asset-Backed Certificates/Auto Receivables — 3.8% (continued)
Ford Credit Floorplan Master Owner Trust, Ser. 2026-2, Cl. A	4.60	5/15/2033	3,700,000	3,708,446
Hertz Vehicle Financing III LLC, Ser. 2026-1A, Cl. A(a)	5.09	11/25/2030	1,900,000	1,910,687
M&T Bank Auto Receivables Trust, Ser. 2026-1A, Cl. A4(a)	4.79	10/17/2033	1,500,000	1,509,706
Mercedes-Benz Auto Receivables Trust, Ser. 2026-1, Cl. A3	4.36	10/15/2030	3,488,000	3,491,391
Nissan Auto Receivables Owner Trust, Ser. 2026-A, Cl. C	5.07	2/15/2034	5,000,000	5,024,657
Santander Drive Auto Receivables Trust, Ser. 2025-4, Cl. A3	4.17	4/15/2030	2,250,000	2,249,410
Stellantis Financial Underwritten Enhanced Lease Trust, Ser. 2026-AA, Cl. A4(a)	4.41	4/22/2030	4,888,889	4,881,133
Tesla Lease Electric Vehicle Securitization LLC, Ser. 2025-A, Cl. A4(a)	4.37	5/21/2029	1,500,000	1,499,192
Westlake Automobile Receivables Trust, Ser. 2026-2A, Cl. A3(a)	4.35	4/15/2030	2,000,000	2,000,062
				45,154,584
Total Asset-Backed Securities (cost $110,937,467)				111,090,638
Commercial Mortgage-Backed — 2.8%
Commercial Mortgage Pass-Through Certificates — 2.8%
A&D Mortgage Trust, Ser. 2026-NQM3, Cl. A1(a)	5.08	4/25/2071	3,146,449	3,131,515
A&D Mortgage Trust, Ser. 2026-NQM4, Cl. A1(a)	5.57	6/25/2071	1,812,857	1,817,490
Aspire Mortgage Trust, Ser. 2026-1, Cl. A1(a)	4.86	1/25/2066	1,658,780	1,646,012
Brean Asset Backed Securities Trust, Ser. 2026-RM16, Cl. A1(a)	4.25	5/25/2066	3,000,000	2,858,086
COLT Mortgage Loan Trust, Ser. 2026-3, Cl. A1(a)	5.12	5/25/2071	100,000	99,788
COLT Mortgage Loan Trust, Ser. 2026-4, Cl. A1(a)	5.29	6/25/2071	1,366,281	1,366,854
Cross Mortgage Trust, Ser. 2025-H8, Cl. A1(a)	5.00	11/25/2070	1,320,116	1,314,255
Cross Mortgage Trust, Ser. 2026-NQM5, Cl. A1(a)	5.09	3/25/2071	4,313,465	4,297,536
New Residential Mortgage Loan Trust, Ser. 2025-NQM2, Cl. A1(a)	5.57	4/25/2065	3,000,377	3,016,022
New Residential Mortgage Loan Trust, Ser. 2026-NQM2, Cl. A1(a)	4.74	12/25/2065	1,943,246	1,924,100
NYMT Loan Trust, Ser. 2026-INV3, Cl. A1(a)	5.31	6/27/2061	1,595,722	1,596,338
OBX Trust, Ser. 2026-NQM4, Cl. A1(a)	5.17	2/25/2066	2,942,330	2,938,741
OBX Trust, Ser. 2026-NQM6, Cl. A1(a)	5.06	4/26/2066	1,363,367	1,358,525
Santander Mortgage Asset Receivable Trust, Ser. 2026-NQM4, Cl. A1(a)	5.49	5/25/2066	1,782,770	1,784,195
Verus Securitization Trust, Ser. 2025-5, Cl. A1(a)	5.43	6/25/2070	2,615,543	2,625,577
Verus Securitization Trust, Ser. 2026-2, Cl. A3(a)	5.05	2/25/2071	2,005,985	1,984,954
Total Commercial Mortgage-Backed (cost $33,858,488)				33,759,988
Corporate Bonds and Notes — 33.5%
Aerospace & Defense — .7%
The Boeing Company, Sr. Unscd. Notes	3.63	2/1/2031	4,750,000	4,529,473
The Boeing Company, Sr. Unscd. Notes	6.53	5/1/2034	3,825,000	4,176,877
				8,706,350
Agriculture — .3%
Bunge Ltd. Finance Corp., Gtd. Notes	5.15	3/19/2036	2,971,000	2,962,499
Airlines — .2%
American Airlines Pass-Through Trust, Ser. 2015-1, Cl. A	3.38	5/1/2027	2,757,743	2,720,567
Automobiles & Components — .6%
General Motors Financial Co., Inc., Sr. Unscd. Notes	3.10	1/12/2032	7,400,000	6,704,027
Banks — 11.6%
Bank of America Corp., Jr. Sub. Notes, Ser. TT(b)	6.13	4/27/2027	8,650,000	8,746,162
Bank of America Corp., Sr. Unscd. Notes	4.46	2/6/2032	6,968,000	6,863,220
Bank of America Corp., Sub. Notes	5.49	4/23/2037	5,879,000	5,854,225
Barclays PLC, Sr. Unscd. Notes	7.44	11/2/2033	7,250,000	8,112,625
Citigroup, Inc., Sub. Notes	6.17	5/25/2034	9,300,000	9,736,674

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Corporate Bonds and Notes — 33.5% (continued)
Banks — 11.6% (continued)
Citizens Financial Group, Inc., Sr. Unscd. Notes	5.72	7/23/2032	7,325,000	7,526,910
Deutsche Bank AG, Sr. Notes	5.30	5/9/2031	8,675,000	8,757,808
HSBC Holdings PLC, Sr. Unscd. Notes(c)	6.25	3/9/2034	8,000,000	8,517,309
JPMorgan Chase & Co., Jr. Sub. Notes, Ser. OO(b)	6.50	4/1/2030	5,475,000	5,615,439
JPMorgan Chase & Co., Sub. Notes	5.19	2/5/2037	3,400,000	3,345,632
Mizuho Financial Group, Inc., Sr. Unscd. Notes	4.44	5/12/2032	4,768,000	4,677,006
Morgan Stanley, Sr. Unscd. Notes	4.71	3/12/2032	2,442,000	2,420,170
Morgan Stanley, Sr. Unscd. Notes	5.59	1/18/2036	7,770,000	7,969,325
NatWest Group PLC, Sr. Unscd. Notes	5.08	1/27/2030	5,500,000	5,551,278
Royal Bank of Canada, Sr. Unscd. Notes	4.61	5/3/2032	2,802,000	2,779,180
Santander Holdings USA, Inc., Sr. Unscd. Bonds(c)	7.66	11/9/2031	6,800,000	7,483,927
Societe Generale SA, Sr. Notes(a)	6.69	1/10/2034	8,000,000	8,585,206
The Goldman Sachs Group, Inc., Sub. Notes	6.75	10/1/2037	3,300,000	3,610,161
US Bank NA, Sr. Unscd. Notes	4.54	5/20/2029	4,000,000	4,001,873
Wells Fargo & Co., Sr. Unscd. Notes	4.58	5/20/2029	4,650,000	4,648,691
Wells Fargo & Co., Sr. Unscd. Notes	4.84	5/20/2032	4,700,000	4,697,133
Wells Fargo & Co., Sr. Unscd. Notes	5.24	1/24/2031	8,500,000	8,646,318
				138,146,272
Beverage Products — .5%
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc., Gtd. Notes	4.90	2/1/2046	6,250,000	5,719,595
Consumer Discretionary — .2%
Las Vegas Sands Corp., Sr. Unscd. Notes	6.20	8/15/2034	2,000,000	2,069,240
Diversified Financials — 2.7%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, Gtd. Notes	6.95	3/10/2055	6,500,000	6,739,062
Aircastle Ltd., Gtd. Notes(a)	2.85	1/26/2028	4,000,000	3,881,711
Apollo Debt Solutions BDC, Sr. Unscd. Notes	6.70	7/29/2031	5,000,000	5,117,620
Ares Capital Corp., Sr. Unscd. Notes	2.88	6/15/2028	5,500,000	5,262,934
Blackstone Private Credit Fund, Sr. Unscd. Notes	5.35	3/12/2031	1,800,000	1,737,512
Blackstone Secured Lending Fund, Sr. Unscd. Notes	2.85	9/30/2028	6,890,000	6,505,937
Blue Owl Capital Corp., Sr. Unscd. Notes	2.63	1/15/2027	2,500,000	2,459,269
Lseg US Fin Corp., Gtd. Notes(a)	5.25	3/23/2036	861,000	858,940
				32,562,985
Electronic Components — .4%
Jabil, Inc., Sr. Unscd. Notes	3.60	1/15/2030	5,500,000	5,276,818
Energy — 2.4%
Cheniere Energy Partners LP, Gtd. Notes(a)	5.35	11/30/2036	615,000	615,285
Coterra Energy, Inc., Sr. Unscd. Notes	5.90	2/15/2055	1,800,000	1,773,620
Diamondback Energy, Inc., Gtd. Notes(c)	3.13	3/24/2031	4,800,000	4,497,978
Energy Transfer LP, Sr. Unscd. Notes	5.55	5/15/2034	4,000,000	4,090,055
Enterprise Products Operating LLC, Gtd. Notes	5.35	1/31/2033	2,000,000	2,061,808
Kinder Morgan, Inc., Gtd. Notes	5.20	6/1/2033	5,500,000	5,598,123
MPLX LP, Sr. Unscd. Notes	6.10	4/1/2056	2,896,000	2,884,377
Targa Resources Corp., Gtd. Notes	5.50	2/15/2035	1,750,000	1,779,466
Targa Resources Partners LP/Targa Resources Partners Finance Corp., Gtd. Notes	5.00	1/15/2028	5,000,000	5,000,632
				28,301,344
Food Products — .5%
The Kroger Company, Sr. Unscd. Notes(c)	1.70	1/15/2031	6,500,000	5,715,933
Health Care — 3.3%
Abbott Laboratories, Sr. Unscd. Notes	5.50	3/15/2056	2,951,000	2,882,694

SCHEDULE OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Corporate Bonds and Notes — 33.5% (continued)
Health Care — 3.3% (continued)
AbbVie, Inc., Sr. Unscd. Notes	3.20	11/21/2029	6,000,000	5,762,753
Amgen, Inc., Sr. Unscd. Notes	5.60	3/2/2043	5,075,000	5,039,875
Amgen, Inc., Sr. Unscd. Notes	5.65	6/15/2042	1,605,000	1,604,139
Augusta SpinCo Corp., Gtd. Notes	4.95	3/23/2033	856,000	853,628
CVS Health Corp., Sr. Unscd. Notes	4.78	3/25/2038	7,250,000	6,773,582
HCA, Inc., Gtd. Notes	5.75	3/1/2035	5,100,000	5,250,747
Pfizer Investment Enterprises Pte Ltd., Gtd. Notes	4.65	5/19/2030	6,520,000	6,556,967
UnitedHealth Group, Inc., Sr. Unscd. Notes	4.95	1/15/2032	4,775,000	4,819,752
				39,544,137
Industrial — .3%
LBJ Infrastructure Group LLC, Sr. Scd. Bonds(a)	3.80	12/31/2057	5,000,000	3,549,278
Information Technology — 1.2%
Fidelity National Information Services, Inc., Sr. Unscd. Notes	4.80	3/10/2031	1,500,000	1,489,359
Oracle Corp., Sr. Unscd. Notes	3.90	5/15/2035	7,135,000	6,142,717
Oracle Corp., Sr. Unscd. Notes	6.55	2/4/2046	1,931,000	1,863,012
Salesforce, Inc., Sr. Unscd. Notes	5.20	3/15/2033	3,494,000	3,516,042
ServiceNow, Inc., Sr. Unscd. Notes	5.40	5/15/2036	1,202,000	1,211,493
				14,222,623
Insurance — .8%
Liberty Mutual Group, Inc., Gtd. Notes(a),(c)	5.25	5/1/2036	946,000	935,067
Lincoln Financial Global Funding, Scd. Notes(a)	4.95	5/21/2031	1,001,000	998,898
Marsh & McLennan Companies, Inc., Sr. Unscd. Notes	4.95	3/15/2036	1,461,000	1,439,310
Prudential Financial, Inc., Sr. Unscd. Notes(c)	4.35	2/25/2050	7,250,000	5,903,061
				9,276,336
Internet Software & Services — 1.2%
Alphabet, Inc., Sr. Unscd. Notes	5.65	2/15/2056	2,286,000	2,274,136
Amazon.com, Inc., Sr. Unscd. Notes(c)	1.65	5/12/2028	5,250,000	5,013,765
Amazon.com, Inc., Sr. Unscd. Notes	5.95	3/13/2066	1,086,000	1,094,985
Meta Platforms, Inc., Sr. Unscd. Notes	4.45	8/15/2052	7,700,000	6,044,901
				14,427,787
Metals & Mining — .4%
Nucor Corp., Sr. Unscd. Notes(c)	3.13	4/1/2032	5,470,000	5,056,646
Retailing — .5%
O’Reilly Automotive, Inc., Sr. Unscd. Notes	5.10	3/12/2036	532,000	526,742
The Home Depot, Inc., Sr. Unscd. Notes	1.38	3/15/2031	5,595,000	4,849,447
				5,376,189
Semiconductors & Semiconductor Equipment — 1.4%
Broadcom, Inc., Gtd. Notes	2.45	2/15/2031	4,000,000	3,633,739
Broadcom, Inc., Sr. Unscd. Notes(a)	3.19	11/15/2036	6,000,000	5,021,439
Foundry JV Holdco LLC, Sr. Scd. Notes(a),(c)	5.88	1/25/2034	5,275,000	5,351,911
Intel Corp., Sr. Unscd. Notes(c)	5.60	2/21/2054	3,150,000	2,971,683
				16,978,772
Telecommunication Services — 1.6%
AT&T, Inc., Sr. Unscd. Notes	4.55	3/9/2049	10,250,000	8,312,341
T-Mobile USA, Inc., Gtd. Notes	3.00	2/15/2041	5,685,000	4,227,013
Verizon Communications, Inc., Jr. Sub. Notes	6.20	5/14/2056	382,000	387,954
Verizon Communications, Inc., Sr. Unscd. Notes	2.99	10/30/2056	10,303,000	6,128,925
				19,056,233
Utilities — 2.7%
Ameren Corp., Sr. Unscd. Notes	5.00	5/15/2036	2,798,000	2,738,052

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Corporate Bonds and Notes — 33.5% (continued)
Utilities — 2.7% (continued)
American Electric Power Co., Inc., Jr. Sub. Notes, Ser. D	6.05	3/15/2056	2,000,000	1,984,310
CenterPoint Energy Houston Electric LLC, General Ref. Mortgage Bonds, Ser. AR	4.85	4/1/2036	1,097,000	1,078,231
CMS Energy Corp., Jr. Sub. Notes	6.50	6/1/2055	2,000,000	2,057,226
Constellation Energy Generation LLC, Sr. Unscd. Notes	5.88	1/15/2066	1,200,000	1,170,247
DTE Electric Co., First Mortgage Bonds, Ser. B	5.55	3/1/2056	1,517,000	1,480,243
Entergy Louisiana LLC, First Mortgage Bonds	4.90	4/15/2036	1,739,000	1,697,814
Exelon Corp., Jr. Sub. Notes	6.50	3/15/2055	2,000,000	2,071,638
Exelon Corp., Sr. Unscd. Notes	4.95	3/15/2036	3,000,000	2,920,100
Indiana Michigan Power Co., Sr. Unscd. Notes	5.60	3/15/2056	1,789,000	1,747,394
NextEra Energy Capital Holdings, Inc., Gtd. Notes	6.70	9/1/2054	4,295,000	4,426,259
Pacific Gas and Electric Co., First Mortgage Bonds	5.20	5/1/2036	456,000	444,931
Pacific Gas and Electric Co., First Mortgage Bonds	6.00	5/1/2056	2,221,000	2,135,599
PacifiCorp, First Mortgage Bonds	5.45	4/15/2033	3,904,000	3,977,539
Sierra Pacific Power Co., Jr. Sub. Notes	6.38	9/15/2056	1,757,000	1,755,881
Southern Co. Gas Capital Corp., Gtd. Notes	6.05	9/15/2056	780,000	783,987
				32,469,451
Total Corporate Bonds and Notes (cost $412,330,605)				398,843,082
Foreign Governmental — .8%
Japan Finance Organization for Municipalities, Sr. Unscd. Notes(a)	1.38	2/10/2031	4,130,000	3,606,618
Province of British Columbia Canada, Sr. Unscd. Notes	4.20	7/6/2033	2,075,000	2,042,207
Province of Manitoba, Canada, Sr. Unscd. Notes	4.30	7/27/2033	3,720,000	3,664,715
Total Foreign Governmental (cost $9,219,809)				9,313,540
Municipal Securities — .2%
Golden State Tobacco Securitization Corp., Revenue Bonds, Refunding, Ser. A-1 (cost $3,000,000)	3.49	6/1/2036	3,000,000	2,558,033
U.S. Government Agencies Collateralized Municipal-Backed Securities — .3%
Government National Mortgage Association, Ser. 2012-135, Cl. AE (cost $4,107,813)	1.83	12/16/2052	4,369,927	3,664,505

U.S. Government Agencies Mortgage-Backed — 27.0%
Federal Home Loan Mortgage Corp.:
2.00%, 7/1/2040-2/1/2052(d)	27,978,812	23,726,114
2.50%, 10/1/2051-12/1/2051(d)	14,336,787	12,241,306
3.00%, 6/1/2052(d)	5,303,988	4,646,710
3.50%, 7/1/2047(d)	4,837,239	4,481,621
5.00%, 1/1/2041-11/1/2055(d)	28,025,791	27,933,124
5.50%, 12/1/2045-11/1/2055(d)	39,729,421	40,192,461
Federal National Mortgage Association:
2.00%, 5/1/2051-4/1/2052(d)	32,844,287	26,622,704
2.50%, 6/1/2051-4/1/2052(d)	23,136,946	19,507,911
3.00%, 6/1/2052-7/1/2052(d)	18,346,512	16,058,623
3.50%, 3/1/2048(d)	5,528,490	5,093,467
4.50%, 10/1/2052(d)	5,299,435	5,129,825
4.50%, 6/1/2056(d),(e)	3,000,000	2,880,408
5.00%, 1/1/2055(d)	5,963,203	5,893,897
5.50%, 12/1/2053-4/1/2056(d)	31,517,829	31,995,646

SCHEDULE OF INVESTMENTS (Unaudited) (continued)

Description	Principal Amount ($)	Value ($)
U.S. Government Agencies Mortgage-Backed — 27.0% (continued)
5.50%, 6/1/2041(d),(e)	15,000,000	15,266,017
6.00%, 11/1/2054-2/1/2056(d)	12,194,113	12,533,260
Government National Mortgage Association II:
2.00%, 10/20/2050-9/20/2051	17,032,218	13,816,298
2.50%, 5/20/2051	9,142,589	7,682,393
3.00%, 6/20/2050	2,109,804	1,834,913
3.50%, 1/20/2052-9/20/2053	9,331,085	8,580,790
4.00%, 2/20/2051-3/20/2055	16,952,083	15,706,031
4.50%, 7/20/2052	6,530,178	6,338,706
6.50%, 1/20/2056	7,457,981	7,773,690
7.00%, 6/20/2055	3,200,682	3,327,506
7.50%, 7/20/2054	1,751,238	1,818,708
Total U.S. Government Agencies Mortgage-Backed (cost $327,987,849)		321,082,129

	Coupon Rate (%)	Maturity Date
U.S. Treasury Securities — 26.7%
U.S. Treasury Bonds	3.63	2/15/2053	7,000,000	5,553,516
U.S. Treasury Bonds	3.63	5/15/2053	17,890,000	14,178,174
U.S. Treasury Bonds	3.88	2/15/2043	5,935,000	5,237,637
U.S. Treasury Bonds(c)	4.00	11/15/2052	1,197,000	1,016,702
U.S. Treasury Bonds	4.13	8/15/2053	9,250,000	8,023,291
U.S. Treasury Bonds	4.63	11/15/2045	40,079,000	38,306,757
U.S. Treasury Bonds(c)	4.63	2/15/2046	570,000	544,484
U.S. Treasury Bonds(c)	4.63	11/15/2055	12,059,000	11,386,334
U.S. Treasury Bonds	4.75	2/15/2045	19,500,000	18,993,076
U.S. Treasury Bonds	4.75	11/15/2053	5,750,000	5,526,738
U.S. Treasury Bonds	4.75	8/15/2055	4,413,000	4,250,098
U.S. Treasury Bonds	4.75	2/15/2056	380,000	366,344
U.S. Treasury Inflation Indexed Notes(f)	0.50	1/15/2028	10,709,680	10,568,076
U.S. Treasury Notes	3.25	6/30/2029	4,235,000	4,136,817
U.S. Treasury Notes(c)	3.50	9/30/2029	7,150,000	7,022,641
U.S. Treasury Notes	3.50	11/30/2030	5,000,000	4,872,461
U.S. Treasury Notes	3.63	8/31/2029	21,750,000	21,454,761
U.S. Treasury Notes	3.63	3/31/2030	10,000,000	9,833,789
U.S. Treasury Notes	3.63	9/30/2030	1,250,000	1,225,708
U.S. Treasury Notes(c)	3.63	12/31/2030	25,000,000	24,476,562
U.S. Treasury Notes	3.75	5/15/2028	4,584,000	4,562,244
U.S. Treasury Notes	3.88	4/30/2030	5,500,000	5,455,420
U.S. Treasury Notes	3.88	6/30/2030	10,000,000	9,912,109
U.S. Treasury Notes	3.88	12/31/2032	9,820,000	9,604,420
U.S. Treasury Notes	4.00	7/31/2030	16,500,000	16,429,101
U.S. Treasury Notes	4.13	8/31/2030	9,089,000	9,089,178
U.S. Treasury Notes	4.13	2/15/2036	4,415,000	4,307,384
U.S. Treasury Notes	4.25	6/30/2029	18,660,000	18,760,589
U.S. Treasury Notes	4.25	1/31/2030	2,600,000	2,613,660
U.S. Treasury Notes	4.38	8/31/2028	12,920,000	13,015,891
U.S. Treasury Notes	4.38	11/30/2030	7,754,000	7,831,843

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
U.S. Treasury Securities — 26.7% (continued)
U.S. Treasury Notes	4.50	5/31/2029	4,915,000	4,975,478
U.S. Treasury Notes	4.88	10/31/2028	13,800,000	14,063,871
Total U.S. Treasury Securities (cost $326,144,169)				317,595,154

	1-Day Yield (%)	Shares
Investment Companies — .4%
Registered Investment Companies — .4%
BNY Dreyfus Institutional Preferred Government Plus Money Market Fund, Institutional Shares(g) (cost $4,461,626)	3.68	4,461,626	4,461,626
Investment of Cash Collateral for Securities Loaned — .5%
Registered Investment Companies — .5%
BNY Dreyfus Institutional Preferred Government Plus Money Market Fund, Institutional Shares(g) (cost $5,626,796)	3.68	5,626,796	5,626,796
Total Investments (cost $1,237,674,622)		101.6%	1,207,995,491
Liabilities, Less Cash and Receivables		(1.6%)	(18,603,908)
Net Assets		100.0%	1,189,391,583

(a)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At May 31, 2026, these securities amounted to $149,737,185 or 12.6% of net assets.

(b)	Security is a perpetual security with no specified maturity date. Maturity date shown is next reset date of the security.
(c)
Security, or portion thereof, on loan. At May 31, 2026, the value of the fund’s securities on loan was $61,425,042 and the value of the collateral was
$63,230,623, consisting of cash collateral of $5,626,796 and U.S. Government & Agency securities valued at $57,603,827.  In addition, the value of collateral may include pending sales that are also on loan.

(d)
The Federal Housing Finance Agency (“FHFA”) placed the Federal Home Loan Mortgage Corporation and Federal National Mortgage Association into conservatorship with FHFA as the conservator. As such, the FHFA oversees the continuing affairs of these companies.

(e)	Purchased on a forward commitment basis.
(f)	Principal amount for accrual purposes is periodically adjusted based on changes in the Consumer Price Index.
(g)	Investment in affiliated issuer. The investment objective of this investment company is publicly available and can be found within the investment company’s prospectus.

Futures
Description	Number of Contracts	Expiration	Notional Value ($)	Market Value ($)	Unrealized Appreciation (Depreciation) ($)
Futures Long
2 Year U.S. Treasury Note	268	9/30/2026	55,301,866	55,358,750	56,884
5 Year U.S. Treasury Note	32	9/30/2026	3,432,292	3,430,750	(1,542)
10 Year U.S. Treasury Note	90	9/21/2026	9,891,545	9,884,532	(7,013)
Ultra 10 Year U.S. Treasury Note	51	9/21/2026	5,688,625	5,715,984	27,359
Ultra U.S. Treasury Bond	48	9/21/2026	5,441,123	5,491,500	50,377
Gross Unrealized Appreciation					134,620
Gross Unrealized Depreciation					(8,555)
See notes to schedule of investments.

Schedule of Investments
BNY Mellon Bond Fund
May 31, 2026 (Unaudited)
The following is a summary of the inputs used as of May 31, 2026 in valuing the fund’s investments:
	Level 1 - Unadjusted Quoted Prices	Level 2- Other Significant Observable Inputs	Level 3- Significant Unobservable Inputs	Total
Assets ($)
Investments in Securities:†
Asset-Backed Securities	—	111,090,638	—	111,090,638
Commercial Mortgage-Backed	—	33,759,988	—	33,759,988
Corporate Bonds and Notes	—	398,843,082	—	398,843,082
Foreign Governmental	—	9,313,540	—	9,313,540
Municipal Securities	—	2,558,033	—	2,558,033
U.S. Government Agencies Collateralized Municipal-Backed Securities	—	3,664,505	—	3,664,505
U.S. Government Agencies Mortgage-Backed	—	321,082,129	—	321,082,129
U.S. Treasury Securities	—	317,595,154	—	317,595,154
Investment Companies	10,088,422	—	—	10,088,422
	10,088,422	1,197,907,069	—	1,207,995,491
Other Financial Instruments:
Futures††	134,620	—	—	134,620
	134,620	—	—	134,620
Liabilities ($)
Other Financial Instruments:
Futures††	(8,555)	—	—	(8,555)
	(8,555)	—	—	(8,555)

†	See Schedule of Investments for additional detailed categorizations, if any.
††	Amount shown represents unrealized appreciation (depreciation) at period end.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund is an investment company and applies the accounting and reporting guidance of the FASB ASC Topic 946 Financial Services-Investment Companies. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.
The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).
Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.
Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:
Level 1—unadjusted quoted prices in active markets for identical investments.
Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).
Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:
Investments in debt securities and instruments generally will be valued, to the extent possible, by one or more independent pricing services (the “Service”). When, in the judgment of the Service, quoted bid prices for investments are readily available and are representative of the bid side of the market, these investments are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities). The value of other debt securities and instruments is determined by the Service based on methods which include consideration of: yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. The Services are engaged under the general supervision of the Trust’s Board of Trustees (the “Board”). Overnight and certain other short-term debt securities and instruments (excluding Treasury bills) will be valued by the amortized cost method, which approximates fair value, unless a Service provides a valuation for such security or, in the opinion of the board or a committee or other persons designated by the Board, such as the Adviser, the amortized cost method would not represent fair value. These securities are generally categorized within Level 2 of the fair value hierarchy.
Fair value of foreign equity securities may be determined with the assistance of a pricing service using correlations between the movement of prices of foreign securities and indexes of domestic securities and other appropriate indicators, such as closing market prices of relevant American Depositary Receipts and futures contracts. The valuation of a security based on this fair value process may differ from the security’s most recent closing price and from the prices used by other mutual funds to calculate their NAVs. Foreign securities held by a fund may trade on days when the fund does not calculate its NAV and thus may affect the fund’s NAV on days when investors will not be able to purchase or sell (redeem) fund shares. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.
Restricted securities, as well as securities or other assets for which recent market quotations or official closing prices are not readily available or are determined not to reflect accurately fair value (such as when the value of a security has been materially affected by events occurring after the close of the exchange or market on which the security is principally traded, but before the fund calculates its NAV), or which are not valued by the Service, are valued at fair value as determined in good faith based on procedures approved by the Board. Fair value of investments is determined by the Adviser, as the fund’s valuation designee pursuant to Rule 2a-5 under the Act, using such information as it deems appropriate under the circumstances. The factors that may be considered when fair valuing a security include fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. Using fair value to price investments may result in a value that is different from a security’s most recent closing price and from the prices used by other mutual funds to calculate their NAVs. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.
Futures contracts will be valued at the most recent settlement price and are generally categorized within Level 1 of the fair value hierarchy.
Pursuant to a securities lending agreement with BNY, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by the Adviser, or U.S. Government and Agency securities. The securities on loan, if any, are also disclosed in the fund’s Schedule of Investments. The fund is entitled to receive all dividends, interest and distributions on securities loaned, in addition to income earned as a result of the lending transaction. Should a borrower fail to return the securities in a timely manner, BNY is required to replace the securities for the benefit of the fund or credit the fund with the market value of the unreturned securities and is subrogated to the fund’s rights against the borrower and the collateral. Additionally, the contractual maturity of security lending transactions are on an overnight and continuous basis.
TBA Securities: During the period ended May 31, 2026, the fund transacted in TBA securities that involved buying or selling mortgage-backed securities on a forward commitment basis. A TBA transaction typically does not designate the actual security to be delivered and only includes an approximate principal amount; however, delivered securities must meet specified terms defined by industry guidelines, including issuer, rate and current principal amount outstanding on underlying mortgage pools. TBA securities subject to a forward commitment to sell at period end are included at the end of the fund’s Schedule of Investments.
Derivatives: A derivative is a financial instrument whose performance is derived from the performance of another asset. Each type of derivative instrument that was held by the fund at May 31, 2026 is discussed below.
Futures: In the normal course of pursuing its investment objective, the fund is exposed to market risk, including interest rate risk, as a result of changes in value of underlying financial instruments. The fund invests in futures in order to manage its exposure to or protect against changes in the market. A futures contract represents a commitment for the future purchase or a sale of an asset at a specified date. Upon entering into such contracts, these investments require initial margin deposits with a counterparty, which consist of cash or cash equivalents. The amount of these deposits is determined by the exchange or Board of  Trade on which the contract is traded and is subject to change. Accordingly, variation margin payments are received or made to reflect daily unrealized gains or losses which are recorded in the Statement of Operations. When the contracts are closed, the fund recognizes a realized gain or loss which is reflected in the Statement of Operations. There is minimal counterparty credit risk to the fund with futures since they are exchange traded, and the exchange guarantees the futures against default. Futures open at May 31, 2026 are set forth in the fund’s Schedule of Investments.
At May 31, 2026, accumulated net unrealized depreciation on investments inclusive of derivative contracts was $29,553,066, consisting of $7,663,398 gross unrealized appreciation and $37,216,464 gross unrealized depreciation.
At May 31, 2026, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Schedule of Investments).
Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the SEC on Form N-CSR.